Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000088935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class A
Trading Symbol	MGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class A shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.23%	1.44%	1.44%
A with initial sales charge (4.25%)	3.63%	0.57%	1.00%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[1]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class B
Trading Symbol	MGBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class B shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.45%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.45%	0.70%	0.70%
B with CDSC (declining over six years from 4% to 0%)×	3.45%	0.35%	0.70%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[2]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class C
Trading Symbol	MGBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class C shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.45%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.45%	0.70%	0.69%
C with CDSC (1% for 12 months)×	6.45%	0.70%	0.69%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[3]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class I
Trading Symbol	MGBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class I shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.52%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.52%	1.69%	1.70%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[4]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R1
Trading Symbol	MGBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R1 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.32%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.32%	0.66%	0.69%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[5]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	CLASS R2
Trading Symbol	MGBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R2 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.98%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.98%	1.21%	1.19%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[6]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R3
Trading Symbol	MGBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R3 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.12%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.12%	1.42%	1.43%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[7]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R4
Trading Symbol	MGBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R4 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.38%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.38%	1.69%	1.70%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[8]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000120923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R6
Trading Symbol	MGBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R6 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.47%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.47%	1.78%	1.81%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,055,517,438
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 5,455,357	[9]
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.